COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2015
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES
20.	COMMITMENTS AND CONTINGENCIES

Operating lease commitment

The Group has operating lease agreements principally for its office spaces in the PRC. These leases expire through 2016 and are renewable upon negotiation. Rental expense under operating leases for the years ended December 31, 2013 and 2014 and 2015 was $2,864, $2,300 and $2,296 respectively.

Future minimum lease payments under non-cancelable operating lease agreements are as follows:

2016	$739
$739

Purchase commitments

As of December 31, 2015, the Group has purchase commitments of $3,756, mainly for services and products.